OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS.
Schedule of other current assets

	December 31,	December 31,
	2021	2020
Prepaid expenses and deposits	$2,017	$3,569
Reimbursement rights (note 10(a))	1,918	1,918
Other current assets	343	193
	$4,278	$5,680